Average Annual Total Returns{- Franklin Income VIP Fund} - FTVIP Class 2-66 - Franklin Income VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Past 1 year

Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Past 5 years

Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Past 10 years

Total	16.06%	5.24%	7.18%	31.49%	11.70%	13.56%	17.28%	7.73%	9.72%